UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  9/30

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2010 (Unaudited)

DWS Short Duration Plus Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 45.4%
Consumer Discretionary 3.6%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	51,975
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	35,000	32,900
8.0%, 3/15/2014	20,000	19,750
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	110,000	108,900
AutoZone, Inc., 5.75%, 1/15/2015	6,660,000	7,387,865
Avis Budget Car Rental LLC, 2.936% **, 5/15/2014	2,250,000	1,940,625
Cablevision Systems Corp., 7.75%, 4/15/2018	850,000	850,000
DirecTV Holdings LLC:
3.55%, 3/15/2015	4,140,000	4,167,469
4.75%, 10/1/2014	5,570,000	5,899,031
7.625%, 5/15/2016	140,000	152,075
Discovery Communications LLC, 3.7%, 6/1/2015	4,470,000	4,582,841
DISH DBS Corp.:
6.375%, 10/1/2011	85,000	87,762
6.625%, 10/1/2014	909,000	909,000
7.125%, 2/1/2016	50,000	50,125
Dollarama Group Holdings LP, 7.287% **, 8/15/2012 (a)	38,000	38,380
Fortune Brands, Inc., 6.375%, 6/15/2014	8,075,000	8,988,194
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	49,250
Hertz Corp., 8.875%, 1/1/2014	90,000	91,125
Hyundai Motor Manufacturing Czech sro, 144A, 4.5%, 4/15/2015	4,690,000	4,650,979
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	31,000	27,900
JC Penney Corp., Inc.:
Series A, 6.875%, 10/15/2015	6,287,000	6,679,937
9.0%, 8/1/2012	4,000,000	4,405,000
Macy's Retail Holdings, Inc.:
5.9%, 12/1/2016	4,700,000	4,711,750
6.625%, 4/1/2011	4,700,000	4,799,875
NBC Universal, Inc., 144A, 3.65%, 4/30/2015	14,000,000	14,316,400
Norcraft Holdings LP, 9.75%, 9/1/2012	5,000	4,731
Penske Automotive Group, Inc., 7.75%, 12/15/2016	105,000	98,700
TCM Sub LLC, 144A, 3.55%, 1/15/2015	7,210,000	7,371,980
Time Warner Cable, Inc.:
3.5%, 2/1/2015	2,800,000	2,862,331
6.2%, 7/1/2013	4,445,000	4,971,466
Viacom, Inc., 4.375%, 9/15/2014	4,210,000	4,474,670
Videotron Ltd., 9.125%, 4/15/2018	15,000	16,275
Wyndham Worldwide Corp., 6.0%, 12/1/2016	4,680,000	4,540,396

		99,339,657
Consumer Staples 2.4%
Anheuser-Busch InBev Worldwide, Inc., 144A, 5.375%, 11/15/2014	9,230,000	10,091,334
Campbell Soup Co., 3.375%, 8/15/2014	8,855,000	9,379,535
ConAgra Foods, Inc., 7.875%, 9/15/2010	1,056,000	1,069,456
Constellation Brands, Inc., 7.25%, 5/15/2017	850,000	861,687
CVS Caremark Corp., 3.25%, 5/18/2015	8,400,000	8,532,359
Del Monte Corp., 144A, 7.5%, 10/15/2019	850,000	869,125
Dr. Pepper Snapple Group, Inc.:
2.35%, 12/21/2012	2,110,000	2,134,419
6.12%, 5/1/2013	1,400,000	1,557,786
H.J. Heinz Co., 5.35%, 7/15/2013	5,840,000	6,418,376
Kraft Foods, Inc.:
0.928% **, 8/11/2010	5,000,000	4,999,625
2.625%, 5/8/2013	1,940,000	1,976,771
PepsiAmericas, Inc., 4.375%, 2/15/2014	1,915,000	2,088,943
Reynolds American, Inc.:
1.237% **, 6/15/2011	5,000,000	4,966,875
6.5%, 7/15/2010	5,000,000	5,005,015
Smithfield Foods, Inc., 7.75%, 7/1/2017	50,000	47,750
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014	7,215,000	7,297,626

		67,296,682
Energy 3.1%
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018	100,000	106,625
Bristow Group, Inc., 7.5%, 9/15/2017	65,000	62,075
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	7,435,000	8,015,123
Cenovus Energy, Inc., 4.5%, 9/15/2014 (b)	3,900,000	4,165,937
Chaparral Energy, Inc., 8.5%, 12/1/2015	10,000	9,300
Chesapeake Energy Corp.:
6.25%, 1/15/2018	25,000	25,250
7.25%, 12/15/2018	45,000	46,463
Devon Energy Corp., 5.625%, 1/15/2014	4,600,000	5,106,143
El Paso Corp.:
7.25%, 6/1/2018	35,000	35,094
9.625%, 5/15/2012	50,000	53,139
Enterprise Products Operating LLC:
4.6%, 8/1/2012	5,770,000	6,034,705
Series G, 5.6%, 10/15/2014	3,940,000	4,275,428
Series M, 5.65%, 4/1/2013	1,175,000	1,274,619
Frontier Oil Corp., 6.625%, 10/1/2011	40,000	40,150
Hess Corp., 7.0%, 2/15/2014 (b)	2,100,000	2,404,208
Husky Energy, Inc., 5.9%, 6/15/2014	4,030,000	4,485,918
KCS Energy, Inc., 7.125%, 4/1/2012	195,000	194,512
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015	3,680,000	3,972,608
6.75%, 3/15/2011	2,800,000	2,898,442
Marathon Oil Corp., 6.5%, 2/15/2014	3,080,000	3,467,981
Mariner Energy, Inc.:
7.5%, 4/15/2013	55,000	56,375
8.0%, 5/15/2017	75,000	81,938
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	89,100
OPTI Canada, Inc.:
7.875%, 12/15/2014	75,000	65,250
8.25%, 12/15/2014	45,000	39,150
Petrohawk Energy Corp.:
7.875%, 6/1/2015	35,000	35,088
9.125%, 7/15/2013	50,000	52,125
Plains All American Pipeline LP, 4.25%, 9/1/2012	4,805,000	5,020,057
Plains Exploration & Production Co.:
7.0%, 3/15/2017	50,000	47,750
7.625%, 6/1/2018	95,000	92,862
Quicksilver Resources, Inc., 7.125%, 4/1/2016	20,000	18,450
Regency Energy Partners LP, 8.375%, 12/15/2013	65,000	66,950
Southwestern Energy Co., 7.5%, 2/1/2018	75,000	79,688
Statoil ASA, 2.9%, 10/15/2014	5,250,000	5,367,757
Stone Energy Corp., 6.75%, 12/15/2014	35,000	29,750
TransCanada PipeLines Ltd., 3.4%, 6/1/2015	2,770,000	2,873,285
Valero Energy Corp., 4.5%, 2/1/2015	7,030,000	7,223,691
Western Refining, Inc., 144A, 10.75% **, 6/15/2014	1,000,000	900,000
Whiting Petroleum Corp.:
7.25%, 5/1/2012	105,000	105,000
7.25%, 5/1/2013	30,000	30,225
Williams Partners LP, 144A, 3.8%, 2/15/2015	2,800,000	2,818,178
XTO Energy, Inc., 5.9%, 8/1/2012	14,070,000	15,376,231

		87,142,620
Financials 23.3%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	3,705,000	3,658,206
AEGON NV, 4.625%, 12/1/2015	9,380,000	9,592,870
Ally Financial, Inc., 6.875%, 9/15/2011	264,000	267,630
American Express Bank FSB, 5.55%, 10/17/2012	8,000,000	8,599,312
American Express Credit Corp., Series D, 5.125%, 8/25/2014	6,460,000	6,950,127
American General Finance Corp., Series J, 5.9%, 9/15/2012 (b)	7,000,000	6,396,250
American Honda Finance Corp.:
144A, 2.375%, 3/18/2013	4,410,000	4,471,330
144A, 3.5%, 3/16/2015	3,355,000	3,421,617
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014 (b)	4,690,000	5,606,585
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	57,200	33,176
Bank of Montreal, Series CB2, 144A, 2.85%, 6/9/2015	12,000,000	12,196,140
Bank of New York Mellon Corp.:
2.95%, 6/18/2015	9,375,000	9,483,853
Series G, 4.95%, 11/1/2012	4,688,000	5,076,607
Bank of Nova Scotia:
2.25%, 1/22/2013	5,020,000	5,089,959
2.375%, 12/17/2013	8,750,000	8,912,094
BB&T Corp., 6.5%, 8/1/2011	8,000,000	8,397,536
BlackRock, Inc.:
2.25%, 12/10/2012	6,700,000	6,839,501
3.5%, 12/10/2014	5,235,000	5,429,239
BNP Paribas:
Series 2, 2.125%, 12/21/2012	7,100,000	7,080,731
3.25%, 3/11/2015	3,380,000	3,344,899
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 *	30,000	5,400
Canadian Imperial Bank of Commerce, 144A, 2.6%, 7/2/2015 (c)	6,170,000	6,190,631
Capital One Financial Corp., 7.375%, 5/23/2014	6,460,000	7,386,726
Caterpillar Financial Services Corp., Series F, 4.85%, 12/7/2012	4,000,000	4,322,508
Citigroup, Inc., 5.25%, 2/27/2012	10,000,000	10,357,270
CME Group, Inc., 5.75%, 2/15/2014	4,000,000	4,449,144
Commonwealth Bank of Australia, 144A, 5.0%, 11/6/2012	5,000,000	5,375,220
Countrywide Financial Corp., 5.8%, 6/7/2012	7,000,000	7,360,808
Covidien International Finance SA:
1.875%, 6/15/2013	6,100,000	6,137,826
2.8%, 6/15/2015	3,610,000	3,645,757
Credit Suisse New York, 5.5%, 5/1/2014	9,410,000	10,288,329
Daimler Finance North America LLC, 6.5%, 11/15/2013 (b)	10,000,000	11,192,370
Depfa ACS Bank, 144A, 9.118% **, 10/6/2023	15,000,000	12,996,000
Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	9,230,000	9,891,209
Diageo Finance BV, 3.25%, 1/15/2015	4,395,000	4,520,486
Duke Realty LP, (REIT), 7.375%, 2/15/2015	1,690,000	1,874,536
Encana Holdings Finance Corp., 5.8%, 5/1/2014	6,238,000	7,023,932
Erac USA Finance Co., 144A, 2.75%, 7/1/2013 (c)	4,690,000	4,704,417
Export-Import Bank of Korea, 4.125%, 9/9/2015	9,500,000	9,645,625
Ford Motor Credit Co., LLC, 7.25%, 10/25/2011	249,000	255,790
Franklin Resources, Inc., Series 1, 3.125%, 5/20/2015	3,280,000	3,359,458
General Electric Capital Corp.:
3.5%, 8/13/2012	5,650,000	5,831,885
Series A, 3.75%, 11/14/2014 (b)	8,205,000	8,393,576
Hartford Financial Services Group, Inc., 4.0%, 3/30/2015	6,560,000	6,440,496
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	6,280,000	6,923,593
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014 (b)	6,000,000	5,985,000
HSBC Finance Corp., 5.9%, 6/19/2012	12,000,000	12,703,248
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015	7,500,000	8,035,095
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	3,840,000	3,818,569
John Deere Capital Corp., Series D, 4.5%, 4/3/2013	7,000,000	7,539,938
JPMorgan Chase & Co., 4.65%, 6/1/2014	13,850,000	14,767,923
KeyCorp, Series H, 6.5%, 5/14/2013 (b)	15,505,000	16,960,470
Lincoln National Corp.:
4.3%, 6/15/2015	4,665,000	4,744,832
6.2%, 12/15/2011	9,727,000	10,256,586
Lloyds TSB Bank PLC, 144A, 4.375%, 1/12/2015	10,105,000	9,735,753
Merrill Lynch & Co., Inc., 5.77%, 7/25/2011	8,640,000	8,962,211
Morgan Stanley:
Series F, 5.625%, 1/9/2012	6,850,000	7,127,761
6.0%, 5/13/2014	3,750,000	3,973,447
National Australia Bank Ltd., 144A, 2.5%, 1/8/2013	7,600,000	7,676,046
New York Life Global Funding:
144A, 2.25%, 12/14/2012	4,700,000	4,790,889
144A, 3.0%, 5/4/2015	4,520,000	4,555,175
Nomura Holdings, Inc., 5.0%, 3/4/2015 (b)	2,440,000	2,578,289
Nordic Investment Bank, 1.625%, 1/28/2013 (b)	7,000,000	7,069,839
Northern Trust Corp., 4.625%, 5/1/2014	2,770,000	3,027,873
Novartis Capital Corp.:
1.9%, 4/24/2013	1,900,000	1,928,709
2.9%, 4/24/2015	3,480,000	3,579,904
4.125%, 2/10/2014	4,395,000	4,741,893
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014	100,000	91,750
PC Financial Partnership, 5.0%, 11/15/2014	9,200,000	9,924,675
Pricoa Global Funding I, 144A, 5.45%, 6/11/2014	5,325,000	5,789,425
Principal Financial Group, Inc., 7.875%, 5/15/2014	9,230,000	10,673,618
Prudential Financial, Inc.:
Series D, 3.625%, 9/17/2012	2,800,000	2,883,922
6.2%, 1/15/2015	2,770,000	3,048,474
Rabobank Nederland - Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 144A, 4.2%, 5/13/2014	9,230,000	9,799,888
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	19,000	19,784
Rio Tinto Finance (USA) Ltd.:
5.875%, 7/15/2013	3,000,000	3,286,956
8.95%, 5/1/2014	5,680,000	6,889,476
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	11,630,000	11,663,867
Santander US Debt SA Unipersonal, 144A, 2.485%, 1/18/2013	11,530,000	11,170,264
Shell International Finance BV:
1.875%, 3/25/2013	6,250,000	6,302,500
3.1%, 6/28/2015	3,030,000	3,076,889
Simon Property Group LP, (REIT):
4.2%, 2/1/2015	905,000	929,975
5.3%, 5/30/2013	4,690,000	5,045,554
Sprint Capital Corp.:
7.625%, 1/30/2011	45,000	45,787
8.375%, 3/15/2012	20,000	20,975
Standard Chartered PLC, 144A, 3.85%, 4/27/2015	2,040,000	2,058,209
Svenska Handelsbanken AB, 144A, 2.875%, 9/14/2012	13,850,000	14,057,085
Telecom Italia Capital SA:
5.25%, 11/15/2013	4,600,000	4,751,322
6.175%, 6/18/2014	6,150,000	6,429,438
Textron Financial Corp., 5.4%, 4/28/2013	9,680,000	10,065,622
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	5,620,000	5,903,445
6.0%, 5/1/2014	2,825,000	3,035,926
Toyota Motor Credit Corp., 1.9%, 12/5/2012	14,530,000	14,671,319
Tyco International Finance SA, 4.125%, 10/15/2014	2,260,000	2,398,990
UBS AG, 2.75%, 1/8/2013	8,225,000	8,287,461
Verizon Wireless Capital LLC:
3.75%, 5/20/2011	4,620,000	4,731,938
5.25%, 2/1/2012	6,750,000	7,155,094
Virgin Media Secured Finance PLC, 144A, 6.5%, 1/15/2018	850,000	835,125
Wachovia Bank NA, 7.8%, 8/18/2010	7,650,000	7,710,672
Wells Fargo & Co.:
3.625%, 4/15/2015	4,730,000	4,832,986
Series I, 3.75%, 10/1/2014	4,680,000	4,791,524
Westpac Banking Corp., 2.25%, 11/19/2012	14,000,000	14,119,028
Wind Acquisition Finance SA, 144A, 12.0%, 12/1/2015	75,000	77,625
Woori Bank, 144A, 4.5%, 10/7/2015 (b)	12,055,000	11,973,568

		652,530,260
Health Care 3.3%
Boston Scientific Corp., 6.0%, 1/15/2020	850,000	843,903
CareFusion Corp., 4.125%, 8/1/2012	1,320,000	1,378,869
Community Health Systems, Inc., 8.875%, 7/15/2015	1,030,000	1,062,188
Eli Lilly & Co., 3.55%, 3/6/2012	4,750,000	4,953,276
Express Scripts, Inc.:
5.25%, 6/15/2012	4,530,000	4,839,521
6.25%, 6/15/2014	1,835,000	2,077,616
Genzyme Corp., 144A, 3.625%, 6/15/2015	4,690,000	4,743,963
HCA, Inc.:
7.25%, 9/15/2020	850,000	854,250
9.125%, 11/15/2014	45,000	47,081
9.25%, 11/15/2016	270,000	286,200
9.625%, 11/15/2016 (PIK)	105,000	112,350
Life Technologies Corp.:
3.375%, 3/1/2013	7,050,000	7,206,313
4.4%, 3/1/2015	2,315,000	2,394,580
McKesson Corp., 6.5%, 2/15/2014	1,680,000	1,919,558
Medtronic, Inc.:
3.0%, 3/15/2015	3,445,000	3,568,710
4.5%, 3/15/2014	4,020,000	4,408,264
Merck & Co., Inc., 1.875%, 6/30/2011	7,075,000	7,141,753
Pfizer, Inc., 4.45%, 3/15/2012	8,000,000	8,439,752
Roche Holdings, Inc., 144A, 4.5%, 3/1/2012	8,675,000	9,135,001
St. Jude Medical, Inc., 2.2%, 9/15/2013	9,380,000	9,499,023
The Cooper Companies, Inc., 7.125%, 2/15/2015	70,000	70,175
Thermo Fisher Scientific, Inc., 3.2%, 5/1/2015	2,070,000	2,135,834
Watson Pharmaceuticals, Inc., 5.0%, 8/15/2014	4,610,000	4,937,937
WellPoint, Inc., 5.0%, 1/15/2011	3,226,000	3,288,965
Wyeth, 5.5%, 2/1/2014	7,380,000	8,290,242

		93,635,324
Industrials 1.5%
3M Co., 4.65%, 12/15/2012	6,460,000	7,046,497
Actuant Corp., 6.875%, 6/15/2017	30,000	29,250
ARAMARK Corp., 8.5%, 2/1/2015	20,000	20,200
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	4,615,000	5,006,643
BE Aerospace, Inc., 8.5%, 7/1/2018	95,000	99,750
Belden, Inc., 7.0%, 3/15/2017	35,000	33,819
Burlington Northern Santa Fe LLC, 7.0%, 2/1/2014	10,600,000	12,353,664
Cenveo Corp., 144A, 10.5%, 8/15/2016	50,000	50,875
Corrections Corp. of America, 7.75%, 6/1/2017	850,000	881,875
Esco Corp., 144A, 4.412% **, 12/15/2013	260,000	237,900
FedEx Corp., 7.375%, 1/15/2014	2,000,000	2,336,312
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	1,930,000	2,391,243
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	44,000	41,140
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/2014	55,000	55,963
Mobile Mini, Inc., 9.75%, 8/1/2014	55,000	56,237
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	50,000	48,000
Textron, Inc., 6.2%, 3/15/2015	4,620,000	4,972,520
Titan International, Inc., 8.0%, 1/15/2012	140,000	145,600
TransDigm, Inc., 7.75%, 7/15/2014	30,000	30,075
United Parcel Service, Inc., 4.5%, 1/15/2013	4,710,000	5,089,800
United Rentals North America, Inc., 7.0%, 2/15/2014	60,000	56,400

		40,983,763
Information Technology 1.0%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	48,000	31,680
Cisco Systems, Inc., 5.25%, 2/22/2011	7,000,000	7,190,337
Hewlett-Packard Co., 4.25%, 2/24/2012	9,000,000	9,484,200
L-3 Communications Corp., Series B, 6.375%, 10/15/2015	60,000	60,000
MasTec, Inc., 7.625%, 2/1/2017	55,000	53,488
Oracle Corp., 3.75%, 7/8/2014	6,120,000	6,552,243
Sanmina-SCI Corp., 144A, 3.287% **, 6/15/2014	1,500,000	1,387,500
Vangent, Inc., 9.625%, 2/15/2015	35,000	33,469
Xerox Corp., 5.65%, 5/15/2013	2,830,000	3,063,101

		27,856,018
Materials 2.6%
Airgas, Inc., 2.85%, 10/1/2013	5,630,000	5,677,219
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015	25,000	21,250
ArcelorMittal, 9.0%, 2/15/2015 (b)	5,000,000	5,882,285
Ball Corp., 6.75%, 9/15/2020	850,000	858,500
Bemis Co., Inc., 5.65%, 8/1/2014	1,900,000	2,092,253
Berry Plastics Corp., 5.053% **, 2/15/2015	2,855,000	2,705,112
Clondalkin Acquisition BV, 144A, 2.537% **, 12/15/2013	75,000	64,875
CPG International I, Inc., 10.5%, 7/1/2013	90,000	89,550
Crown Americas LLC, 144A, 7.625%, 5/15/2017	850,000	879,750
Dow Chemical Co.:
4.85%, 8/15/2012	3,000,000	3,164,565
5.9%, 2/15/2015 (b)	9,370,000	10,239,780
E.I. du Pont de Nemours & Co., 3.25%, 1/15/2015	7,480,000	7,803,323
Exopack Holding Corp., 11.25%, 2/1/2014	115,000	116,438
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015	9,510,000	10,318,350
8.375%, 4/1/2017	245,000	269,500
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)	63,145	53,673
10.0%, 3/31/2015	62,080	52,768
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017	885,000	902,700
9.5%, 12/1/2011	50,000	53,750
Hexcel Corp., 6.75%, 2/1/2015	280,000	274,400
Lyondell Chemical Co., 11.0%, 5/1/2018	536,025	574,887
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	25,000	21,500
NewMarket Corp., 7.125%, 12/15/2016	80,000	77,600
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016	850,000	886,125
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/2014	5,770,000	6,364,523
Praxair, Inc., 2.125%, 6/14/2013	7,500,000	7,625,527
Steel Dynamics, Inc., 144A, 7.625%, 3/15/2020	850,000	845,750
Teck Resources Ltd., 9.75%, 5/15/2014	4,220,000	4,987,264
United States Steel Corp., 7.0%, 2/1/2018	850,000	840,438

		73,743,655
Telecommunication Services 1.9%
America Movil SAB de CV, 144A, 3.625%, 3/30/2015	4,480,000	4,593,581
American Tower Corp., 4.625%, 4/1/2015	5,530,000	5,752,511
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017	2,810,000	2,971,575
Crown Castle Towers LLC, 144A, 4.523%, 1/15/2015	1,250,000	1,304,242
France Telecom SA, 4.375%, 7/8/2014	11,090,000	11,959,134
Frontier Communications Corp., 8.125%, 10/1/2018	850,000	844,688
Intelsat Corp., 9.25%, 6/15/2016	245,000	257,250
iPCS, Inc., 2.469% **, 5/1/2013	30,000	28,050
Millicom International Cellular SA, 10.0%, 12/1/2013	190,000	195,700
Qwest Corp.:
7.5%, 10/1/2014	12,000,000	12,765,000
7.875%, 9/1/2011	130,000	135,200
Telefonica Emisiones SAU:
2.582%, 4/26/2013	9,380,000	9,315,475
5.984%, 6/20/2011	3,000,000	3,110,466
Windstream Corp.:
7.0%, 3/15/2019	60,000	55,350
8.625%, 8/1/2016	20,000	20,150

		53,308,372
Utilities 2.7%
AES Corp.:
8.0%, 6/1/2020	40,000	40,200
144A, 8.75%, 5/15/2013	143,000	145,145
Ameren Corp., 8.875%, 5/15/2014	2,468,000	2,860,997
Appalachian Power Co., Series S, 3.4%, 5/24/2015	4,690,000	4,764,913
Baltimore Gas & Electric Co., 6.125%, 7/1/2013	6,335,000	7,071,615
CMS Energy Corp., 8.5%, 4/15/2011	241,000	248,662
Consolidated Edison Co. of New York, 5.55%, 4/1/2014	7,020,000	7,860,140
Consumers Energy Co., Series J, 6.0%, 2/15/2014	3,270,000	3,657,054
DTE Energy Co., 7.625%, 5/15/2014	3,460,000	4,043,567
Duke Energy Corp., 6.3%, 2/1/2014	4,890,000	5,503,734
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	4,720,000	4,938,975
Florida Power Corp., 4.8%, 3/1/2013	8,900,000	9,579,292
Kinder Morgan, Inc., 6.5%, 9/1/2012	105,000	108,412
MidAmerican Energy Holdings Co., 3.15%, 7/15/2012	5,450,000	5,587,863
Mirant Americas Generation LLC, 8.3%, 5/1/2011	30,000	30,600
Mirant North America LLC, 7.375%, 12/31/2013	50,000	51,125
Niagara Mohawk Power Corp., 144A, 3.553%, 10/1/2014	2,880,000	2,954,949
NRG Energy, Inc.:
7.25%, 2/1/2014	115,000	116,581
7.375%, 2/1/2016	110,000	109,450
7.375%, 1/15/2017	100,000	99,000
NV Energy, Inc.:
6.75%, 8/15/2017	15,000	15,111
8.625%, 3/15/2014	33,000	33,908
Oncor Electric Delivery Co., 6.375%, 5/1/2012	4,620,000	4,990,367
Public Service Electric & Gas Co., 2.7%, 5/1/2015	3,360,000	3,398,667
Sempra Energy, 8.9%, 11/15/2013 (b)	5,000,000	5,972,955

		74,183,282

Total Corporate Bonds (Cost $1,217,225,315)		1,270,019,633
Mortgage-Backed Securities Pass-Throughs 2.7%
Federal Home Loan Mortgage Corp.:
4.5%, 4/1/2023	6,511,224	6,890,706
4.848% **, 6/1/2031	7,099,012	7,350,601
Federal National Mortgage Association:
4.5%, 4/1/2023	9,727,501	10,292,532
5.0%, 9/1/2023	7,146,360	7,655,538
6.0%, 8/1/2021	2,871,579	3,137,313
Government National Mortgage Association:
5.5%, 11/20/2038	4,495,494	4,729,575
6.0%, with various maturities from 12/15/2022 until 11/20/2038	4,706,435	5,089,718
6.5%, with various maturities from 8/20/2038 until 2/20/2039	14,661,097	15,799,714
7.0%, with various maturities from 7/20/2037 until 1/20/2039	13,400,545	14,767,818
9.5%, with various maturities from 12/15/2016 until 7/15/2020	1,675	1,898

Total Mortgage-Backed Securities Pass-Throughs (Cost $73,916,759)		75,715,413
Asset-Backed 6.3%
Automobile Receivables 1.7%
AmeriCredit Prime Automobile Receivables, "C", Series 2007-1, 5.43%, 2/10/2014	2,680,000	2,759,498
Capital Auto Receivables Asset Trust:
"A3A", Series 2006-2, 4.98%, 5/15/2011	145,646	145,908
"A3A", Series 2007-3, 5.02%, 9/15/2011	527,795	530,289
Carmax Auto Owner Trust, "A3", Series 2010-1, 1.56%, 7/15/2014	3,716,000	3,737,413
Chrysler Financial Auto Securitization Trust, "B", Series 2009-B, 2.94%, 6/8/2013	2,340,000	2,341,031
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	17,243,946	17,774,634
Ford Credit Auto Owner Trust:
"A2", Series 2009-B, 2.1%, 11/15/2011	1,127,575	1,129,926
"A3A", Series 2007-B, 5.15%, 11/15/2011	777,362	787,254
"B", Series 2007-A, 5.6%, 10/15/2012	5,000,000	5,291,112
"B", Series 2007-B, 5.69%, 11/15/2012	1,264,000	1,345,577
GS Auto Loan Trust, "C", Series 2006-1, 5.85%, 1/15/2014	135,904	136,058
Nissan Auto Receivables Owner Trust, "A3", Series 2008-B, 4.46%, 4/16/2012	1,760,281	1,789,878
USAA Auto Owner Trust:
"A2", Series 2009-2, 0.74%, 3/15/2012	6,533,000	6,535,173
"A3", Series 2007-2, 4.9%, 2/15/2012	376,485	377,823
Wachovia Auto Loan Owner Trust, "D", Series 2006-2A, 144A, 5.54%, 12/20/2012	1,500,000	1,522,944
World Omni Auto Receivables Trust, "A3A", Series 2007-B, 5.28%, 1/17/2012	493,990	497,351

		46,701,869
Credit Card Receivables 2.6%
Capital One Multi-Asset Execution Trust:
"A8", Series 2007-A8, 0.837% **, 10/15/2015	5,000,000	4,987,569
"A2", Series 2009-A2, 3.2%, 4/15/2014	9,230,000	9,424,309
"A5", Series 2008-A5, 4.85%, 2/18/2014	5,000,000	5,154,765
Chase Issuance Trust, "C4", Series 2006-C4, 0.64% **, 1/15/2014	10,000,000	9,805,575
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.45% **, 5/16/2016	14,380,000	14,526,952
Discover Card Master Trust, "A2", Series 2007-A2, 0.877% **, 6/15/2015	13,500,000	13,464,322
GE Capital Credit Card Master Note Trust, "A", Series 2010-3, 2.21%, 6/15/2016	15,000,000	15,036,286

		72,399,778
Home Equity Loans 0.8%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	1,261,400	1,084,264
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,563,816	172,020
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	3,777,841	3,021,833
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	4,184,858	2,998,676
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	99,124	88,024
GMAC Mortgage Corp. Loan Trust:
"A5", Series 2003-HE2, 4.59%, 4/25/2033	2,159,043	1,851,340
"A2", Series 2006-HE3, 5.75% **, 10/25/2036	1,961,994	1,111,473
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34% **, 8/20/2029	96,976	94,882
IndyMac NIM Trust SPMD, "NOTE", Series 2007-B, 144A, 0.447% **, 6/25/2012	5,699,318	4,758,931
Option One Mortgage Securities Corp.:
"NOTE", Series 2007-CP1, 144A, 0.447% **, 2/25/2012	2,160,214	1,803,779
"NOTE", Series 2007-3A, 144A, 0.447% **, 4/25/2012	3,576,621	2,986,479
Residential Asset Mortgage Products, Inc., "A5", Series 2003-RZ4, 4.66%, 2/25/2032	184,910	182,663
Specialty Underwriting & Residential Finance, "A2B", Series 2006-BC2, 5.402% **, 2/25/2037	2,699,806	1,549,861

		21,704,225
Manufactured Housing Receivables 0.1%
Lehman ABS Manufactured Housing Contracts, "A6", Series 2001-B, 6.467%, 8/15/2028	1,580,645	1,666,834
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027	564,593	577,671

		2,244,505
Miscellaneous 1.1%
Babson CLO Ltd., "A", Series 2005-3A, 144A, 0.624% **, 11/10/2019	9,090,970	8,586,094
CenterPoint Energy Transition Bond Co., LLC, “A1”, Series 2009-1, 1.833%, 2/15/2016	5,334,000	5,428,785
Detroit Edison Securitization Funding LLC, "A4", Series 2001-1, 6.19%, 3/1/2013	3,543,430	3,628,361
Duane Street CLO, "A", Series 2005-1A, 144A, 0.624% **, 11/8/2017	7,617,448	7,027,096
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%, 10/8/2018	2,323,621	2,331,124
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 1.066% **, 7/25/2039	5,500,000	5,022,501

		32,023,961

Total Asset-Backed (Cost $178,669,433)		175,074,338
Commercial Mortgage-Backed Securities 6.1%
Banc of America Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043	7,702,313	7,783,872
"A1", Series 2008-1, 5.268%, 2/10/2051	6,258,327	6,384,717
Bear Stearns Commercial Mortgage Securities, Inc.:
"A1", Series 2007-PW17, 5.282%, 6/11/2050	2,826,361	2,879,047
"A2", Series 2001-TOP2, 6.48%, 2/15/2035	7,918,322	8,087,635
Citigroup Commercial Mortgage Trust, "A1", Series 2007-C6, 5.622%, 12/10/2049	8,228,361	8,404,688
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049	12,000,000	12,349,690
Credit Suisse Mortgage Capital Certificates, "A1", Series 2007-C4, 5.54%, 9/15/2039	987,080	990,524
CS First Boston Mortgage Securities Corp.:
"A3", Series 2002-CKN2, 6.133%, 4/15/2037	11,150,000	11,775,646
"A4", Series 2001-CP4, 6.18%, 12/15/2035	7,056,813	7,244,874
"A4", Series 2001-CF2, 6.505%, 2/15/2034	4,327,999	4,355,398
GMAC Commercial Mortgage Securities, Inc., "A2", Series 2001-C1, 6.465%, 4/15/2034	5,169,743	5,279,840
Greenwich Capital Commercial Funding Corp.:
"A3", Series 2005-GG3, 4.569%, 8/10/2042	8,989,000	9,100,720
"A2", Series 2005-GG5, 5.117%, 4/10/2037	11,176,900	11,301,698
"A2", Series 2007-GG9, 5.381%, 3/10/2039	7,866,287	8,154,973
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-CB8, 3.837%, 1/12/2039	697,374	701,574
"A2", Series 2005-LDP2, 4.575%, 7/15/2042	2,709,244	2,706,436
"A2", Series 2005-LDP3, 4.851%, 8/15/2042	1,067,002	1,065,531
"A1", Series 2007-C1, 4.98%, 2/15/2051	6,708,056	6,859,734
"A2", Series 2004-CB9, 5.108%, 6/12/2041	7,162,963	7,313,979
LB-UBS Commercial Mortgage Trust:
"A3", Series 2004-C2, 3.973%, 3/15/2029	1,500,000	1,526,912
"A2", Series 2005-C1, 4.31%, 2/15/2030	1,554,660	1,562,319
"A2", Series 2005-C3, 4.553%, 7/15/2030	5,819,240	5,822,487
"A3", Series 2004-C4, 5.112% **, 6/15/2029	10,000,000	10,363,948
Morgan Stanley Capital I, "A1", Series 2007-IQ16, 5.32%, 12/12/2049	7,626,231	7,875,989
Morgan Stanley Dean Witter Capital I, "A4", Series 2001-TOP1, 6.66%, 2/15/2033	3,333,880	3,380,809
TIAA Seasoned Commercial Mortgage Trust, "A1", Series 2007-C4, 5.668% **, 8/15/2039	3,866,215	3,968,934
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2005-C17, 4.782%, 3/15/2042	4,102,142	4,100,118
"A2", Series 2007-C32, 5.735% **, 6/15/2049	10,000,000	10,327,910

Total Commercial Mortgage-Backed Securities (Cost $166,952,886)		171,670,002
Collateralized Mortgage Obligations 8.2%
Banc of America Funding Corp., "1A7", Series 2005-1, 5.5%, 2/25/2035	8,744,793	8,940,563
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.945% **, 10/20/2032	163,338	161,639
"2A8", Series 2003-J, 3.615% **, 11/25/2033	2,319,846	2,016,199
"1A1O", Series 2005-4, 5.25%, 5/25/2035	1,283,676	1,287,603
"A15", Series 2006-2, 6.0%, 7/25/2046	3,429,276	3,150,280
Citicorp Mortgage Securities, Inc.:
"A2", Series 2003-10, 4.5%, 11/25/2018	5,078,989	5,172,874
"3A1", Series 2005-1, 5.25%, 2/25/2035	13,948,280	13,624,527
"A1", Series 2003-8, 5.5%, 8/25/2033	3,253,002	3,260,448
"2A10", Series 2003-11, 5.5%, 12/25/2033	10,664,341	10,328,084
"1A1", Series 2005-7, 5.5%, 10/25/2035	3,468,102	3,251,623
"1A2", Series 2006-5, 6.0%, 10/25/2036	4,080,483	4,120,546
Countrywide Alternative Loan Trust:
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	2,335,476	2,243,465
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	4,627,671	3,758,085
Countrywide Home Loans:
"A3", Series 2003-18, 5.25%, 7/25/2033	3,520,112	3,521,411
"A35", Series 2005-24, 5.5%, 11/25/2035	5,640,225	5,350,780
CS First Boston Mortgage Securities Corp.:
"2A1", Series 2004-AR8, 3.421% **, 9/25/2034	4,672,523	4,494,897
"2A11", Series 2005-5, 5.0%, 7/25/2035	8,229,325	8,047,120
Fannie Mae Grantor Trust:
"1A1", Series 2004-T1, 6.0%, 1/25/2044	4,943,425	5,334,844
"A1", Series 2002-T4, 6.5%, 12/25/2041	2,541,149	2,851,998
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.896% **, 2/25/2048	4,312,636	4,328,515
Federal Home Loan Mortgage Corp.:
"MA", Series 2664, 5.0%, 4/15/2030	7,750,314	7,983,977
"QP", Series 3149, 5.0%, 10/15/2031	7,500,000	7,696,030
"DC", Series 2541, 5.05%, 3/15/2031	1,923,378	1,944,301
"PT", Series 3586, IOette, 5.193% ***, 2/15/2038	4,268,096	4,062,580
"EB", Series 3062, 5.5%, 9/15/2021	2,831,086	2,917,421
"PA", Series 3283, 5.5%, 7/15/2036	8,633,550	9,076,136
"PA", Series 2301, 6.0%, 10/15/2013	6,744,826	7,093,081
"BT", Series 2448, 6.0%, 5/15/2017	3,631	3,933
"PY", Series 3217, 6.0%, 7/15/2029	7,405,611	7,548,002
Federal National Mortgage Association:
"TA", Series 2007-77, 5.5%, 12/25/2029	4,218,683	4,350,043
"AB", Series 2006-3, 5.5%, 10/25/2032	9,367,429	9,674,578
"A1", Series 2003-7, 6.5%, 12/25/2042	2,870,598	3,122,000
First Horizon Alternative Mortgage Securities, "1A1", Series 2007-FA2, 5.5%, 4/25/2037	5,381,932	3,921,001
GMAC Mortgage Corp. Loan Trust, "A6", Series 2004-JR1, 0.797% **, 12/25/2033	2,075,394	2,017,034
Government National Mortgage Association, "AB", Series 2008-30, 4.2%, 2/20/2037	8,827,615	9,070,044
IndyMac INDX Mortgage Loan Trust, "4A1", Series 2005-AR9, 2.754% **, 7/25/2035	1,255,477	678,267
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 5.065% **, 8/25/2035	6,654,849	6,680,654
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4, 144A, 6.46% **, 7/28/2024	65,671	43,629
PHHMC Mortgage Pass-Through Certificates, "A2", Series 2006-2, 6.13% **, 7/18/2036	7,627,135	7,551,588
Provident Funding Mortgage Loan Trust, "2A1", Series 2005-1, 2.99% **, 5/25/2035	4,638,170	4,302,247
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73% **, 4/28/2024	14,589	14,248
Residential Accredit Loans, Inc., "A1", Series 2003-QS18, 5.0%, 9/25/2018	3,826,859	3,867,125
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	2,162,556	2,023,155
"A3", Series 2004-SL3, 7.5%, 12/25/2031	1,626,566	1,641,778
Residential Funding Mortgage Securities I:
"A16", Series 2003-S7, 0.797% **, 5/25/2033	4,275,626	4,217,088
"A5", Series 2005-S9, 5.75%, 12/25/2035	4,726,238	4,229,289
Structured Adjustable Rate Mortgage Loan Trust, "5A4", Series 2004-8, 4.665% **, 7/25/2034	2,635,000	2,609,778
Structured Asset Securities Corp., "2A16", Series 2005-6, 5.5%, 5/25/2035	2,207,804	2,050,835
Vericrest Opportunity Loan Transferee, "A", Series 2010-NPL1, 144A, 4.25% **, 5/25/2039	10,553,000	10,508,677
Wells Fargo Mortgage Backed Securities Trust, "1A15", Series 2006-9, 6.0%, 8/25/2036	2,401,826	2,297,767

Total Collateralized Mortgage Obligations (Cost $230,241,032)		228,441,787
Government & Agency Obligations 21.3%
Other Government Related (d) 10.0%
Achmea Hypotheekbank NV, 144A, 3.2%, 11/3/2014	4,685,000	4,840,341
African Development Bank, 1.625%, 2/11/2013 (b)	9,375,000	9,445,199
Ally Financial, Inc.:
FDIC Guaranteed, 1.75%, 10/30/2012	9,415,000	9,578,350
FDIC Guaranteed, 2.2%, 12/19/2012	7,535,000	7,742,228
Asian Development Bank:
2.625%, 2/9/2015	9,000,000	9,247,518
2.75%, 5/21/2014 (b)	4,382,000	4,544,099
Australia & New Zealand Banking Group Ltd., 144A, 0.819% **, 6/18/2012	3,000,000	3,000,273
BRFkredit AS, 144A, 2.05%, 4/15/2013	12,445,000	12,668,400
Citibank NA, FDIC Guaranteed, 1.75%, 12/28/2012	8,000,000	8,142,632
Citigroup Funding, Inc., FDIC Guaranteed, 1.875%, 10/22/2012	5,000,000	5,105,105
Dexia Credit Local, 144A, 2.75%, 1/10/2014	7,700,000	7,752,021
Eksportfinans ASA:
1.875%, 4/2/2013	8,040,000	8,105,848
3.0%, 11/17/2014 (b)	7,500,000	7,723,605
FIH Erhvervsbank AS:
144A, 2.0%, 6/12/2013	8,035,000	8,085,725
144A, 2.45%, 8/17/2012	6,000,000	6,147,042
General Electric Capital Corp., Series G, FDIC Guaranteed, 2.625%, 12/28/2012	8,000,000	8,313,472
Governor & Co. of the Bank of Ireland, 144A, 2.75%, 3/2/2012	8,820,000	8,753,338
HSBC USA, Inc., FDIC Guaranteed, 3.125%, 12/16/2011	4,500,000	4,661,014
International Bank for Reconstruction & Development:
5.05% **, 1/14/2025	12,500,000	12,500,000
5.25% **, 4/9/2025	5,540,000	5,540,000
International Finance Facility for Immunisation Co., Series 1, REG S, 5.0%, 11/14/2011	11,900,000	12,497,987
John Deere Capital Corp., Series D, FDIC Guaranteed, 2.875%, 6/19/2012 (b)	8,000,000	8,319,088
JPMorgan Chase & Co., Series 2, FDIC Guaranteed, 2.125%, 6/22/2012	8,000,000	8,206,744
KeyBank NA, FDIC Guaranteed, 3.2%, 6/15/2012	5,000,000	5,230,835
Kreditanstalt fuer Wiederaufbau, 2.625%, 3/3/2015 (b)	9,710,000	9,863,564
Morgan Stanley, FDIC Guaranteed, 3.25%, 12/1/2011	5,000,000	5,180,570
National Agricultural Cooperative Federation, 144A, 5.0%, 9/30/2014	3,032,000	3,155,411
Nationwide Building Society:
144A, 0.616% **, 5/17/2012	2,000,000	1,995,316
144A, 2.5%, 8/17/2012	7,530,000	7,698,552
NIBC Bank NV, 144A, 2.8%, 12/2/2014	7,575,000	7,672,308
Nordic Investment Bank, 2.625%, 10/6/2014	9,380,000	9,641,533
Pemex Project Funding Master Trust, Series 2, 9.125%, 10/13/2010	838,000	847,428
Petroleos Mexicanos, 144A, 4.875%, 3/15/2015	6,420,000	6,644,700
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 144A, 4.5%, 9/30/2012 (b)	2,910,000	3,022,166
Suncorp-Metway Ltd., 144A, 0.914% **, 12/17/2010	5,000,000	5,002,635
US Bancorp., FDIC Guaranteed, 2.25%, 3/13/2012	7,545,000	7,741,057
US Central Credit Union, 1.9%, 10/19/2012	14,070,000	14,360,250
Western Corporate Federal Credit Union, 1.75%, 11/2/2012	11,300,000	11,488,292

		280,464,646
Sovereign Bonds 2.6%
Export Development Canada, 2.375%, 3/19/2012 (b)	4,200,000	4,301,472
Kommunalbanken AS, 144A, 2.75%, 5/5/2015	7,265,000	7,395,174
Province of British Columbia, Canada, 2.85%, 6/15/2015	8,611,000	8,894,138
Province of Manitoba, Canada, 2.125%, 4/22/2013	4,035,000	4,125,308
Province of Nova Scotia, Canada, 7.25%, 7/27/2013	11,250,000	12,835,868
Province of Ontario, Canada:
0.61% **, 11/19/2012 (b)	4,700,000	4,702,914
4.1%, 6/16/2014	4,710,000	5,065,129
Province of Saskatchewan, Canada, 7.375%, 7/15/2013	6,805,000	7,979,012
Republic of Italy, 2.125%, 10/5/2012	7,500,000	7,297,628
State of Qatar, 144A, 4.0%, 1/20/2015	9,250,000	9,504,375

		72,101,018
US Government Sponsored Agencies 6.2%
Federal Farm Credit Bank:
1.375%, 6/25/2013	15,000,000	15,084,060
1.75%, 2/21/2013	4,690,000	4,758,413
Federal Home Loan Bank:
0.875%, 8/22/2012	15,000,000	15,014,775
1.125%, 5/18/2012	11,540,000	11,624,865
1.625%, 11/21/2012	12,000,000	12,197,052
1.75%, 8/22/2012 (b)	8,000,000	8,156,128
1.875%, 6/21/2013	6,545,000	6,673,989
7.0% **, 4/28/2025	6,250,000	6,243,750
7.5% **, 11/12/2024	6,500,000	6,250,400
Federal Home Loan Mortgage Corp.:
1.125%, 7/27/2012	6,050,000	6,092,767
2.125%, 3/23/2012 (b)	9,455,000	9,688,624
2.125%, 9/21/2012	10,000,000	10,281,940
Federal National Mortgage Association:
1.125%, 7/30/2012	11,250,000	11,324,509
1.75%, 3/23/2011	5,000,000	5,048,725
1.75%, 2/22/2013 (e)	4,690,000	4,780,953
1.75%, 5/7/2013	9,500,000	9,673,546
2.564% **, 8/8/2011 (b)	18,000,000	17,874,000
8.45% **, 2/27/2023 (b)	14,000,000	14,035,000

		174,803,496
US Treasury Obligations 2.5%
US Treasury Bill, 0.22% ****, 9/16/2010 (f)	19,544,000	19,537,511
US Treasury Notes:
0.875%, 2/29/2012 (e)	20,000,000	20,107,000
1.0%, 4/30/2012 (b)	15,000,000	15,112,500
1.375%, 3/15/2013 (b)	15,000,000	15,194,550

		69,951,561

Total Government & Agency Obligations (Cost $590,836,842)		597,320,721
Loan Participations and Assignments 5.7%
Senior Loans** 5.2%
Acosta, Inc., Term Loan B, 2.6%, 7/28/2013	500,000	467,187
Advantage Sales & Marketing, Inc.:
Term Loan, 5.0%, 5/5/2016	600,000	595,875
Second Lien Term Loan, 8.5%, 5/5/2017	2,000,000	1,985,000
AEI Finance Holding LLC:
Term Loan, 3.0%, 3/30/2012	207,142	193,711
Term Loan, 3.533%, 3/30/2014	3,084,849	2,884,828
American Seafoods Group LLC, Term Loan B, 5.5%, 5/7/2015	1,200,000	1,197,366
AMN Healthcare, Inc., Term Loan B, 6.25%, 12/18/2013	493,750	488,812
Aspect Software, Inc., Term Loan B, 6.25%, 4/19/2016	4,000,000	3,920,000
Asurion Corp.:
First Lien Term Loan, 3.351%, 7/3/2014	2,736,250	2,591,612
Second Lien Term Loan, 6.85%, 7/3/2015	1,000,000	981,250
Atlas Pipeline Partners LP, Term Loan, 6.75%, 7/27/2014	2,886,848	2,868,806
Avaya, Inc., Term Loan, 3.26%, 10/24/2014	3,971,812	3,407,636
Bausch & Lomb, Inc.:
Term Delay Draw, 3.597%, 4/24/2015	379,092	357,411
Term Loan, 3.597%, 4/24/2015	1,563,126	1,473,731
Big West Oil LLC, Term Loan, 12.0%, 2/19/2015	150,000	151,219
Bucyrus International, Inc., Term Loan, 4.5%, 2/19/2016	498,771	498,148
Calpine Corp., First Priority Term Loan, 3.415%, 3/29/2014	1,813,269	1,666,031
CanWest MediaWorks Ltd., Term Loan, LIBOR plus 7.0%, 6/15/2016	1,000,000	977,500
Caritor, Inc.:
Letter of Credit, 2.79%, 6/4/2013	142,180	130,450
Term Loan B, 2.79%, 6/4/2013	1,822,367	1,672,022
CF Industries, Inc., Term Loan B, 4.5%, 4/6/2015	415,007	416,101
Charter Communications Operating LLC:
Term Loan, 2.35%, 3/6/2014	148,132	137,655
Term Loan, 3.79%, 9/6/2016	1,345,572	1,256,219
Chemtura, Debtor in Possession Term Loan, 6.0%, 3/22/2011	1,000,000	1,006,250
Cincinnati Bell, Inc., Term Loan, 6.5%, 6/9/2017	1,000,000	972,815
Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/2016	1,976,666	1,961,841
ClientLogic Corp., Term Loan, 5.795%, 1/30/2014	1,210,338	1,198,234
Coach America Holdings, Inc.:
Letter of Credit, 3.04%, 4/20/2014	262,408	206,974
First Lien Term Loan, 3.09%, 4/18/2014	1,234,417	973,647
Community Health Systems, Inc.:
Term Delay Draw, 2.788%, 7/25/2014	142,025	132,682
Term Loan, 2.788%, 7/25/2014	2,773,452	2,591,014
Delta Air Lines, Inc., Term Loan, 8.75%, 9/27/2013	995,000	1,002,050
Dresser, Inc., Second Lien Term Loan, 6.195%, 5/4/2015	500,000	463,595
First Data Corp.:
Term Loan B1, 3.079%, 9/24/2014	500,000	421,955
Term Loan B2, 3.097%, 9/24/2014	1,984,733	1,671,979
Flextronics International Ltd.:
Term Loan A, 2.541%, 10/1/2014	1,044,914	972,146
Term Delay Draw A-1A, 2.553%, 10/1/2014	340,732	317,004
Term Delay Draw A-1-B, 2.597%, 10/1/2014	1,806,783	1,680,958
Term Delay Draw A-2, 2.597%, 10/1/2014	363,934	338,590
Term Delay Draw A-3, 2.604%, 10/1/2014	424,590	395,022
Ford Motor Co., Term Loan, 3.35%, 12/16/2013	2,488,403	2,359,019
Freescale Semiconductor, Inc., Term Loan B, 4.604%, 12/1/2016	3,787,985	3,342,897
Getty Images, Inc., Term Loan, 6.25%, 7/2/2015	2,731,370	2,743,033
Great Point Power, Term Delay Draw, 5.75%, 3/10/2017	300,000	298,500
Hanesbrands, Inc., Term Loan, 5.25%, 12/10/2015	921,249	925,363
Harbor Freight Tools USA, Inc., Term Loan, 5.0%, 2/23/2016	242,409	241,500
HCA, Inc.:
Term Loan B, 2.783%, 11/18/2013	748,367	706,564
Term Loan B2, 3.783%, 3/31/2017	1,794,734	1,717,659
Hercules Offshore LLC, Term Loan B, 6.0%, 7/11/2013	488,058	431,527
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563%, 5/6/2013	1,382,769	1,264,950
Term Loan C2, 2.813%, 5/6/2013	612,506	560,317
Term Loan C1, 4.063%, 5/5/2015	1,377,816	1,257,257
Term Loan C2, 4.313%, 5/5/2015	294,691	268,905
Hughes Network Systems LLC, Term Loan, 3.063%, 4/15/2014	1,000,000	948,335
Huntsman International LLC:
Term Loan, 2.078%, 4/21/2014	409,939	380,503
Term Loan C, 2.684%, 6/30/2016	427,287	399,896
IMS Health, Inc., Term Loan B, 5.25%, 2/26/2016	495,120	492,521
Ineos US Finance LLC:
Term Loan B-2, 7.501%, 12/16/2013	1,239,796	1,194,705
Term Loan C-2, 8.001%, 12/16/2014	1,239,796	1,194,705
Intelsat Jackson Holdings Ltd., Term Loan, 3.292%, 2/2/2014	3,000,000	2,765,625
Language Line LLC, Term Loan B, 5.5%, 11/4/2015	1,995,000	1,976,716
LPL Holdings, Inc., Term Loan, 5.25%, 6/28/2017	3,000,000	2,973,750
Manitowoc Co., Inc., Term Loan B, 7.5%, 11/6/2014	2,093,395	2,091,071
Mediacom Broadband LLC, Term Loan F, 4.5%, 10/23/2017	1,000,000	953,750
MetroPCS Wireless, Inc., Term Loan B, 2.625%, 11/4/2013	959,000	919,672
N.E.W. Holdings I LLC, Term Loan, 6.0%, 3/5/2016	992,857	978,461
Neiman Marcus Group, Inc., Term Loan B, 2.538%, 4/5/2013	4,967,241	4,667,343
NEP II, Inc., Term Loan B, 2.338%, 2/16/2014	1,413,261	1,337,892
Noranda Aluminum Acquisition Corp., Term Loan B, 2.538%, 5/18/2014	968,720	888,801
Nuveen Investments, Inc., First Lien Term Loan, 3.533%, 11/13/2014	3,000,000	2,505,945
Oceania Cruises, Inc., First Lien Term Loan, 2.79%, 4/27/2013	2,000,000	1,717,500
Oshkosh Truck Corp., Term Loan B, 6.54%, 12/6/2013	1,755,484	1,763,436
OSI Restaurant Partners LLC:
Term Loan, 2.786%, 6/14/2013	195,751	168,381
Term Loan B, 2.875%, 6/14/2014	2,166,422	1,863,513
Pinnacle Foods Holdings Corp., Term Loan B, 2.851%, 4/2/2014	2,832,743	2,655,697
Puget Energy, Inc., Term Loan, 2.598%, 12/14/2014	2,000,000	1,930,000
QVC, Inc.:
Term Loan 6-J, 5.847%, 3/30/2014	501,289	500,349
Term Loan 6-W, 5.847%, 3/30/2014	501,481	500,541
RedPrairie Corp., Term Loan B, 6.0%, 3/24/2016	500,000	496,562
Regal Cinemas Corp., Term Loan, 4.033%, 11/21/2016	1,500,000	1,466,925
Reynolds Group Holdings, Inc., Term Loan, 6.25%, 5/5/2016	1,987,500	1,982,531
Rockwood Specialties Group, Inc., Term Loan H, 6.0%, 5/15/2014	1,928,969	1,934,197
Sabre, Inc., Term Loan B, 2.347%, 9/30/2014	1,981,787	1,765,861
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	500,000	490,620
Sheridan Production Partners I LLC:
Term Loan, 7.5%, 4/20/2017	3,271,677	3,153,079
Term Loan 1-A, 7.5%, 4/20/2017	433,524	417,809
Term Loan 1-M, 7.5%, 4/20/2017	264,799	255,200
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	2,950,934	2,630,020
Spansion LLC, Term Loan B, 7.5%, 1/8/2015	1,000,000	992,085
Springboard Finance LLC, Term Loan A, 7.0%, 2/2/2015	300,000	297,188
SRAM LLC, Term Loan B, 5.0%, 4/30/2015	1,500,000	1,492,500
SunGard Data Systems, Inc.:
Term Loan A, 2.1%, 2/28/2014	110,488	104,256
Term Loan B, 3.999%, 2/26/2016	2,831,239	2,713,275
Swift Transportation Co., Inc., Term Loan, 8.25%, 5/10/2014	984,802	914,945
Telesat Canada:
Term Loan I, 3.35%, 10/31/2014	1,800,676	1,722,896
Term Loan II, 3.35%, 10/31/2014	154,966	148,272
Tenneco, Inc., Term Loan B, 5.088%, 6/3/2016	500,000	501,250
Toys 'R' Us, Inc., Term Loan B, 4.597%, 7/19/2012	4,000,000	3,959,060
Travelport LLC:
Term Delay Draw, 2.79%, 8/23/2013	992,347	930,821
Term Loan, 2.79%, 8/23/2013	1,000,000	938,000
United Airlines, Inc., Term Loan B, 2.375%, 2/3/2014	4,000,000	3,468,000
Universal City Development Partners Ltd., Term Loan B, 5.5%, 11/6/2014	1,329,160	1,326,495
US Foodservice, Inc., Term Loan B, 2.85%, 5/29/2012	2,742,949	2,363,352
Venoco, Inc., Term Loan, 4.375%, 5/8/2014	2,712,513	2,424,309
VML US Finance LLC:
Term Delay Draw Loan B, 5.04%, 5/25/2012	610,643	595,291
Term Loan B, 5.04%, 5/27/2013	1,057,182	1,030,604
Warner Chilcott Co., LLC, Term Loan B-2, 5.75%, 4/30/2015	253,305	253,049
Warner Chilcott PLC:
Term Loan A, 5.5%, 10/30/2014	329,883	329,918
Term Loan B-1, 5.75%, 4/30/2015	402,119	401,712
West Corp., Term Loan B-4, 4.311%, 7/15/2016	1,145,735	1,089,267
World Color (USA) Corp., Term Loan, 9.0%, 7/23/2012	2,983,750	2,998,669

		146,099,943
Sovereign Loans 0.5%
Gazprom, 144A, 8.125%, 7/31/2014	5,330,000	5,803,304
VTB Bank, 144A, 6.609%, 10/31/2012	7,825,000	8,040,187

		13,843,491

Total Loan Participations and Assignments (Cost $160,275,336)		159,943,434
Municipal Bonds and Notes 0.5%
California, State General Obligation, Series 3, 5.65%, Mandatory Put 4/1/2013 @ 100, 4/1/2039	2,865,000	3,064,032
Illinois, State General Obligation, 3.321%, 1/1/2013 (g)	5,900,000	5,881,887
Louisiana, Public Facilities Authority Systems Revenue, Restoration Bonds, Series A-1, 4.5%, 2/1/2014	4,260,085	4,337,490

Total Municipal Bonds and Notes (Cost $13,035,575)		13,283,409

	Shares	Value ($)
Securities Lending Collateral 6.1%
Daily Assets Fund Institutional, 0.27% (h) (i) (Cost $169,956,501)	169,956,501	169,956,501
Cash Equivalents 2.9%
Central Cash Management Fund, 0.21% (h) (Cost $82,356,205)	82,356,205	82,356,205

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,883,465,884) †	105.2	2,943,781,443
Other Assets and Liabilities, Net	(5.2)	(144,119,390)

Net Assets	100.0	2,799,662,053

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Buffalo Thunder Development Authority	9.375%	12/15/2014	30,000	USD	30,000	5,400

**
These securities are shown at their current rate as of June 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

***	These securities are shown at their current rate as of June 30, 2010.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,886,541,011.  At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $57,240,432.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $77,388,161 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,147,729.

(a)	Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2010 amounted to $164,956,941 which is 5.9% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At June 30, 2010, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(f)	At June 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Taxable issue.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CBO: Collateralized Bond Obligation
CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
FSB: Federal Savings Bank
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2010, the Fund had unfunded loan commitments of $985,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)

Quad/Graphics, Inc., Term Loan B, 4/14/2016	985,000	962,500	(22,500)

At June 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	9/15/2010	36	3,240,654	53,340
10 Year Japanese Government Bond	JPY	9/9/2010	134	214,697,054	1,606,515
10 Year US Treasury Note	USD	9/21/2010	526	64,459,656	709,761
Federal Republic of Germany Euro-Schatz	EUR	9/8/2010	561	75,139,625	6,860
United Kingdom Long Gilt Bond	GBP	9/28/2010	124	22,426,748	437,712
Total unrealized appreciation					2,814,188

At June 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	9/21/2010	650	75,608,943	(1,716,829)
2 Year US Treasury Note	USD	9/30/2010	2,492	545,319,690	(1,456,853)
5 Year US Treasury Note	USD	9/30/2010	2,496	295,405,501	(3,076,275)
90 Day Eurodollar	USD	9/13/2010	250	62,090,625	(448,262)
90 Day Eurodollar	USD	12/13/2010	250	62,018,750	(632,637)
90 Day Eurodollar	USD	3/14/2011	250	61,975,000	(826,388)
90 Day Eurodollar	USD	6/13/2011	250	61,912,500	(992,013)
90 Day Eurodollar	USD	9/19/2011	250	61,821,875	(1,100,325)
Federal Republic of Germany Euro-Bund	EUR	9/8/2010	1,429	226,102,839	(896,630)
Total unrealized depreciation					(11,146,212)

At June 30, 2010, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/21/2009 3/20/2015	6,900,000	1	1.0%	Eli Lilly & Co., 6.57%, 1/1/2016, A+	(160,326)	(181,988)	21,662
9/21/2009 12/20/2014	6,900,000	2	1.0%	Hewlett-Packard Co., 5.4%, 3/1/2017, A	(195,241)	(230,357)	35,116
9/21/2009 12/20/2014	6,900,000	1	1.0%	Home Depot, Inc., 5.875%, 12/16/2036, BBB+	(122,816)	(112,125)	(10,691)
3/22/2010 6/20/2015	39,000,000	2	1.0%	Markit CDX.NA.IG	353,843	457,589	(103,746)

Total net unrealized depreciation	(57,659)

At June 30, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (j)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

3/22/2010 6/20/2015	7,530,000	1	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BB	(236,426)	(42,719)	(193,707)
6/22/2009 9/20/2014	12,000,000	3	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	817,557	(191,373)	1,008,930

Total net unrealized appreciation	815,223

(j)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(k)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
At June 30, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/26/2009 6/26/2011	60,000,000	4	Floating — LIBOR	Fixed — 1.598%	520,918	—	520,918
6/26/2009 6/26/2012	20,000,000	4	Floating — LIBOR	Fixed — 2.26%	509,783	—	509,783
6/29/2009 7/1/2013	20,000,000	5	Floating — LIBOR	Fixed — 2.71%	1,064,971	—	1,064,971
9/15/2010 9/15/2014	118,800,000	1	Fixed — 3.15%	Floating — LIBOR	(5,892,910)	224,400	(6,117,310)
9/8/2009 9/8/2024	9,300,000	1	Floating — LIBOR	Fixed — 8.125%	124,828	—	124,828
11/15/2009 11/15/2024	15,700,000	6	Floating — LIBOR	Fixed — 8.7%	1,042,066	—	1,042,066

Total net unrealized depreciation	(2,854,744)

At June 30, 2010, total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

5/28/2010 6/1/2012	102,300,000	5	0.45%	Global Interest Rate Strategy Index	(1,697,540)	68,200	(1,765,740)

Counterparties:
1	Morgan Stanley
2	The Goldman Sachs & Co.
3	JPMorgan Chase Securities, Inc.
4	Bank of America
5	Citigroup, Inc.
6	Barclays Bank PLC
LIBOR: London InterBank Offered Rate

At June 30, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	72,078,000	USD	88,791,447	8/18/2010	628,832	UBS AG
GBP	50,502,000	USD	75,674,974	8/18/2010	222,232	Royal Bank of Scotland PLC
Total unrealized appreciation					851,064

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	24,504,067	AUD	28,461,000	8/18/2010	(685,295)	Royal Bank of Scotland PLC
USD	32,850,491	CAD	34,290,000	8/18/2010	(649,378)	UBS AG
USD	3,119,699	NOK	20,303,000	8/18/2010	(7,716)	Royal Bank of Scotland PLC
USD	6,530,440	NZD	9,296,000	8/18/2010	(177,021)	Royal Bank of Scotland PLC
USD	14,587,245	SEK	113,362,000	8/18/2010	(48,958)	UBS AG
CHF	12,660,000	USD	11,488,203	8/18/2010	(267,348)	Royal Bank of Scotland PLC
JPY	3,510,683,000	USD	39,319,964	8/18/2010	(418,377)	UBS AG

Total unrealized depreciation	(2,254,093)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(l)
Corporate Bonds	$—	$1,256,917,192	$13,102,441	$1,270,019,633
Mortgage-Backed Securities Pass-Throughs	—	75,715,413	—	75,715,413
Asset-Backed	—	158,326,033	16,748,305	175,074,338
Commercial Mortgage-Backed Securities	—	171,670,002	—	171,670,002
Collateralized Mortgage Obligations	—	217,933,110	10,508,677	228,441,787
Government & Agency Obligations	—	559,743,210	18,040,000	577,783,210
Loan Participations and Assignments	—	159,943,434	—	159,943,434
Municipal Bonds and Notes	—	13,283,409	—	13,283,409
Short-Term Investments(l)	252,312,706	19,537,511	—	271,850,217
Derivatives(m)	—	5,179,338	—	5,179,338
Total	$252,312,706	$2,638,248,652	$58,399,423	$2,948,960,781

Liabilities
Unfunded Loan Commitments	$—	$(22,500)	$—	$(22,500)
Derivatives(m)	(8,332,024)	(10,445,287)	—	(18,777,311)
Total	$(8,332,024)	$(10,467,787)	$—	$(18,799,811)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Asset-Backed	Collateralized Mortgage Obligations	Government & Agency Obligations		Loan Participations and Assignments		Total
Balance as of September 30, 2009	$12,564,486		$8,061,252	$5,050,000	$33,038,250		$4,264,374		$62,978,362
Realized gains (loss)	—		(6,372,944)	—	68,750		29,849		(6,274,345)
Change in unrealized appreciation (depreciation)	558,310		7,351,256	—	111,125		19,431		8,040,122
Amortization premium/ discount	112		(259,963)	—	—		5,727		(254,124)
Net purchases (sales)	400		7,968,704	5,458,677	2,461,875		(2,469,381)		13,420,275
Transfers into Level 3	—		—	—	—		—		—
Transfers (out) of Level 3	(20,867	)(n)	—	—	(17,640,000	) (n)	(1,850,000	)(o)	(19,510,867)
Balance as of June 30, 2010	$13,102,441		$16,748,305	$10,508,677	$18,040,000		$—		$58,399,423
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2010	$558,310		$647,194	$—	$78,125		$—		$1,283,629

Transfers between price levels are recognized at the beginning of the reporting period.
(n)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.
(o)	The investment was transferred from Level 3 to Level 2 as a result of the availability of observable market data due to increased market activity.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$—	$757,564	$—
Foreign Exchange Contracts	$—	$—	$(1,403,029)
Interest Rate Contracts	$(8,332,024)	$(4,620,484)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010